Debt Instruments at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Debt Instruments At Amortized Cost [Abstract]
Summary of Debt Instruments at Amortized Cost

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Retail Treasury Bonds	340	340
Fixed Rate Treasury Notes, or FXTN	30	55
	370	395
Less: Current portion of debt instrument at amortized cost (Note 27)	20	25
Noncurrent portion of debt instrument at amortized cost (Note 27)	350	370